Subsequent events (Details Narrative) - 2023 Equity Incentive Plan [Member] - Subsequent Event [Member]	Sep. 13, 2024 $ / shares shares
Subsequent Event [Line Items]
Number of unrestricted shares issued	3,293,000
Consultants [Member]
Subsequent Event [Line Items]
Number of unrestricted shares issued	2,500,000
Exercise price | $ / shares	$ 0.35